EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the “treasury stock” guidelines and the “if-converted” method is used for convertible securities.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2024	June 30, 2023
Basic and diluted earnings per share:
Net income available to stockholders	65,934	23,264

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2024	June 30, 2023
Basic earnings per share:
Weighted average number of common shares outstanding*	125,844	126,774
Diluted earnings per share:
Weighted average number of common shares outstanding*	125,844	126,774
Effect of dilutive share options	637	242
Weighted average number of common shares outstanding assuming dilution	126,481	127,016

	Six months ended
	June 30, 2024	June 30, 2023
Basic earnings per share:	$0.52	$0.18
Diluted earnings per share:	$0.52	$0.18
*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company’s issuance of 5.75% senior unsecured convertible notes in October 2016 and 3,765,842 shares issued as a part of a share lending arrangement relating to the Company’s issuance of 4.875% senior unsecured convertible notes in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 shares and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty’s custody. The remaining 700 shares were held with the Company’s transfer agent before being cancelled in the six months ended June 30, 2024.

The weighted average number of common shares outstanding also excludes 1,095,095 shares repurchased by the Company under its Share Repurchase Program and held as treasury stock as of June 30, 2024.
As of June 30, 2023, the outstanding balances and the principal amounts of the repurchased bonds, from the 4.875% senior unsecured convertible bonds due 2023 were anti-dilutive, assuming if converted, at the start of the period.